GENERAL AND ADMINISTRATIVE	9 Months Ended
Sep. 30, 2013
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

15.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the general and administrative line item of the interim unaudited consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011 and 2012, the Company received $4.6 million in insurance proceeds relating to the kitchen fire at the Meadowbank mine and had a related remaining insurance receivable of $6.6 million as at December 31, 2012 within the other current assets line item of the consolidated balance sheets. During the nine months ended September 30, 2013, the Company did not receive any insurance proceeds relating to the kitchen fire at the Meadowbank mine and had a related remaining insurance receivable of $6.6 million as at September 30, 2013.